SEMIANNUAL REPORT

Tax-Exempt
California Money Market Fund

September 30, 2002

Dear Shareholder:

We thank you for investing with the Tax-Exempt California Money Market Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's annual report for the fund's most recent fiscal year ended September 30, 2002. For the period ended September 30, 2002, the fund's portfolio registered favorable performance and achieved its stated objectives of providing maximum current income to the extent consistent with stability of capital.

Economic Review and Outlook

In recent months the Federal Reserve's Open Market Committee has held interest rates steady, following the aggressive easing of 2001. The US economy grew slightly over the period, as a result of strong consumer demand for housing, housing-related items and automobiles (helped by zero-percent financing). By contrast, disappointing corporate earnings and continued questions concerning corporate accounting plagued the equity markets and led to sharply lower stock prices. The unemployment rate remained between 5.5 percent and 5.6 percent. The nation's modest level of GDP (gross domestic product) growth was widely described as a "jobless recovery" and kept consumer confidence at slightly depressed levels.

In this environment, fixed income securities - including tax-exempt money market securities - drew investors disenchanted with other areas of the financial markets. While yields of short-term taxable securities held steady, longer-term yields fell substantially, flattening the Treasury yield curve. The tax-exempt money market yield curve at the close of the period described a different situation: Due to the slowing national economy, and resulting slow growth in tax revenues, California state agencies and municipalities have issued significantly more short-term tax-exempt securities since the beginning of August 2002. This considerable increase in the supply of short-term municipal securities has driven up yields on short-term municipal securities and made variable-rate demand notes (VRDNs, consisting of daily- and weekly-issued municipal securities) much more attractive to hold. It's also worth noting that at present, tax-exempt money market securities are attractively valued compared with similar taxable money market issues.

Our recent strategy has been to seek to boost yield and bolster liquidity by increasing our allocation in fixed-rate securities and VRDNs, and to decrease the fund's holdings in tax-exempt commercial paper. At the close of the period, the average maturity of the fund's portfolio was 22 days. We continue to manage the fund's portfolio conservatively,

Fund Results
As of September 30, 2002

7-Day Current Yield	Equivalent Taxable Yield
0.77%	1.38%

maintaining high quality, adjusting weighted average maturities in response to market conditions and strictly limiting exposure to any one issuer.

The economy has left the trough of the mild recession of 2001. However, the improvement has been slow and has not created a meaningful number of new jobs. In this environment, it seems possible that the Federal Reserve will reduce interest rates further. However, because the slumping economy has caused California state agencies and municipalities to scramble for revenue, we believe a large volume of supply will continue to keep short-term tax-exempt rates comparatively high in the coming months. For this reason, we remain cautious about extending average maturity.

Thank you again for your investment. We look forward to serving your investment needs in the months and years to come.

Steven Boyd
Vice President and Portfolio Manager

A group of investment professionals is responsible for the day-to-day management of the fund. These professionals have a broad range of experience managing money market funds.

Notes

The fund's net yield is the annualized sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. It is based on the fund's yield and a combined Federal and State of California marginal income tax rate of 44.31%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Investment Portfolio as of September 30, 2002

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
California 92.9%
Alameda, Contra Costa School Financing Authority, Series C, 1.6%*, 7/1/2025 (b)	4,270,000	4,270,000
Berkeley, YMCA of Berkeley, 1.6%*, 6/1/2023 (b)	10,050,000	10,050,000
California East Bay Water Authority, 1.2%, 10/23/2002	10,000,000	10,000,000
California East Bay Water Authority, 1.25%, 11/6/2002	5,000,000	5,000,000
California East Bay Water Authority, 1.35%, 12/9/2002	5,900,000	5,900,000
California East Bay Water Authority, 1.4%, 10/8/2002	11,000,000	11,000,000
California Health Facilities Financing Authority, Catholic Healthcare, Series C,1.60%*, 7/1/2020 (b)	17,000,000	17,000,000
California Health Facilities Financing Authority, Scripps Memorial Hospital, Series B, 1.63%*, 12/1/2015 (b)	4,400,000	4,400,000
California Housing Finance Agency, Series M, AMT, 1.68%*, 8/1/2019 (b)	6,385,000	6,385,000
California Pollution Control Finanicng Authority, Browning-Ferris Industries, Series A, AMT, 1.7%*, 9/1/2019 (b)	5,000,000	5,000,000
California School Cash Reserve Program Authority, Series A, 3.0%, 7/3/2003	1,000,000	1,009,855
California State General Obligation, 1.3%, 11/7/2002	16,000,000	16,000,000
California State Revenue Anticipation Notes, Series A, 2.5%, 10/25/2002	13,000,000	13,009,685
California State University, 1.25%, 10/9/2002	1,518,000	1,518,000
California Statewide Communities Development Authority, Plaza Club Apartments, Series A, AMT, 1.63%*, 9/1/2031 (b)	5,000,000	5,000,000
California Statewide Communities Development Authority, Series W-3, AMT, 1.65%*, 4/1/2025 (b)	6,200,000	6,200,000
Fremont, Capital Improvement Finance Revenue, 1.55%*, 8/1/2030 (b)	10,000,000	10,000,000
Grant, Joint Union School District Ceritificate Participation, School Facilities Bridge Project, 1.65%*, 9/1/2015 (b)	2,200,000	2,200,000
Grant, Joint Union School District Ceritificate Participation, School Facilities Bridge Project, 1.65%*, 9/1/2034 (b)	2,000,000	2,000,000
Hayward, Multi Family Housing Revenue, Timbers Apartments, Series A, AMT, 1.63%*, 3/1/2033	5,000,000	5,000,000
Hemet, Multi Family Housing Revenue, Sunwest Retirement, Series A, 1.55%*, 1/1/2025	3,950,000	3,950,000
Irvine Ranch Water District Revenue, Series A, 1.7%*, 5/1/2009 (b)	1,130,000	1,130,000
Kern County Certificate Participation, Kern Public Facilities Project, Series A, 1.55%*, 8/1/2006 (b)	1,300,000	1,300,000
Kern County Certificate Participation, Kern Public Facilities Project, Series B, 1.55%*, 8/1/2006 (b)	3,055,000	3,055,000
Kern County Certificate Participation, Kern Public Facilities Project, Series D 1.55%*, 8/1/2006 (b)	6,700,000	6,700,000
Los Angeles County Community Development Certificate Participation, Willowbrook Project, 1.63%*, 11/1/2015 (b)	1,000,000	1,000,000
Los Angeles County Metro Transportation Authority, 1.65%*, 7/1/2017	3,600,000	3,600,000
Los Angeles County Tax & Revenue Anticipation Notes, 3.0%, 6/30/2003	10,400,000	10,519,803
Los Angeles General Obligation, Series A, 2.5%, 9/1/2003	6,555,000	6,623,266
Los Angeles, Department of Water and Power, Subseries A-2, 1.55%*, 7/1/2035 (b)	4,500,000	4,500,000
Los Angeles, Department of Water and Power, Subseries A-4, 1.6%*, 7/1/2035 (b)	4,000,000	4,000,000
Los Angeles, Department of Water and Power, Subseries A-5, 1.6%*, 7/1/2035 (b)	11,000,000	11,000,000
Los Angeles, Department of Water and Power, Subseries A-6, 1.55%*, 7/1/2035 (b)	5,100,000	5,100,000
Los Angeles, Multi Family Housing Revenue, Rental-Academy Village Apartments, Series A, AMT, 1.65%*, 10/1/2019 (b)	10,000,000	10,000,000
Los Angeles, Regional Airport, Los Angeles International, Lease Revenue, 2.05%*, 12/1/2025 (b)	3,380,000	3,380,000
Metropolitan Water District Revenue, Southern California Water Works, Series B-2, 1.55%*, 7/1/2035 (b)	8,100,000	8,100,000
Oakland, JT Powers Finance Authority, Lease Revenue, Series A-1, 1.55%*, 8/1/2021 (b)	1,000,000	1,000,000
Oakland, JT Powers Finance Authority, Lease Revenue, Series A-2, 1.6%*, 8/1/2021 (b)	9,000,000	9,000,000
Orange County, Apartment Development Revenue, Capistrano Pointe, Series A, 1.55%*, 12/1/2029	5,000,000	5,000,000
Orange County, Apartment Development Revenue, Series A, 1.55%*, 12/1/2006 (b)	5,000,000	5,000,000
Orange County, Apartment Development Revenue, Trabuco Highlands, Series D, 1.55%*, 12/1/2029	13,300,000	13,300,000
Sacramento County, Multi Family Housing Revenue, Chesapeake Commons, Series C, AMT 1.63%*, 2/15/2031	5,000,000	5,000,000
Sacramento County, Multi Family Housing Revenue, Stonebridge Apartments, Series D, 1.55%*, 6/1/2010	8,000,000	8,000,000
San Bernardino County, Medical Center Financing Project, 1.68%*, 8/1/2026 (b)	10,000,000	10,000,000
San Bernardino County, Multi Family Housing Revenue, Silver Woods Apartments Project, AMT, 1.63%*, 5/1/2026 (b)	7,000,000	7,000,000
San Francisco City & County, Multi Family Housing Revenue, Orlando Cepeda Place, Series D, AMT, 1.7%*, 11/1/2033 (b)	3,000,000	3,000,000
San Jose, Multi Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 1.63%*, 3/1/2032	4,600,000	4,600,000
San Jose, Multi Family Housing Revenue, Siena, AMT, 1.6%*, 12/1/2029 (b)	13,500,000	13,500,000
Santa Clara County, Hospital Facilities Authority, Vy Medical Center Project, Series A, 1.6%*, 8/1/2015 (b)	11,300,000	11,300,000
Santa Clara, Electric Revenue, Series B, 1.55%*, 7/1/2010 (b)	4,650,000	4,650,000
Southern California Public Power Authority Transmission Revenue, Southern Transmission, 1.55%*, 7/1/2019 (b)	12,000,000	12,000,000
Simi Valley, Multi Family Housing Revenue, Lincoln Wood Ranch, 1.6%*, 6/1/2010 (b)	15,500,000	15,500,000
Triunfo County, Sanitation District Revenue, 1.65%*, 6/1/2019	2,090,000	2,090,000
University of California Regents, 1.2%, 10/1/2002	5,500,000	5,500,000
University of California Regents, 1.3%, 10/22/2002	6,300,000	6,300,000
University of California Regents, 1.3%, 11/1/2002	5,000,000	5,000,000
University of California Regents, 1.3%, 11/12/2002	3,000,000	3,000,000
University of Northern California, 1.2%, 10/9/2002	6,644,000	6,644,000
Vallejo, Water Revenue, Series A, 1.6%*, 5/1/2031 (b)	5,000,000	5,000,000
West Basin, Water District Revenue, Phase III Recycled Water, Series A, 1.6%*, 8/1/2029 (b)	14,840,000	14,840,000
Guam 2.5%
Guam Power Authority, 1.2%, 10/3/2002	6,600,000	6,600,000
Guam Power Authority, 1.2%, 10/4/2002	4,200,000	4,200,000
Puerto Rico 4.6%
Puerto Rico Commonwealth Government Development Bank, 1.25%, 10/4/2002	3,454,000	3,454,000
Puerto Rico Commonwealth Government Development Bank, 1.25%, 10/11/2002	11,613,000	11,613,000
Puerto Rico Commonwealth Government Development Bank, 1.25%, 11/5/2002	4,000,000	4,000,000
Puerto Rico Commonwealth Government Development Bank, 1.45%, 10/11/2002	120,000	120,000
Puerto Rico Commonwealth Government Development Bank, 1.55%, 12/1/2015	800,000	800,000
Total Investment Portfolio - 100.0% (Cost $431,911,609) (a)		431,911,609

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels.
These securities are shown at their current rate as of September 30, 2002.
(a) The cost for federal income tax purposes was $431,911,609.
(b) Security incorporates a letter of credit or line of credit from a major bank.
AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of September 30, 2002
Assets
Investments in securities, at amortized cost	$ 431,911,609
Cash	123,057
Receivable for investments sold	15,585,138
Interest receivable	821,942
Receivable for Fund shares sold	2,656,951
Total assets	451,098,697
Liabilities
Dividends payable	29,407
Payable for Fund shares redeemed	2,577,398
Accrued management fee	102,548
Other accrued expenses and payables	513,589
Total liabilities	3,222,942
Net assets, at value	$ 447,875,755
Net Assets Net assets consist of:
Undistributed net investment income	221,609
Accumulated net realized gain (loss)	(1,630)
Paid-in capital	447,655,776
Net assets, at value	$ 447,875,755
Shares outstanding	447,654,810
Net asset value, offering and redemption price per share (net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended September 30, 2002
Investment Income
Income: Interest	$ 7,340,083
Expenses: Management fee	1,110,234
Services to shareholders	729,230
Custodian fees	13,912
Distribution service fees	1,671,185
Auditing	24,866
Legal	9,774
Trustees' fees and expenses	48,156
Reports to shareholders	54,968
Registration fees	18,948
Other	14,114
Total expenses, before expense reductions	3,695,387
Expense reductions	(2,281)
Total expenses, after expense reductions	3,693,106
Net investment income	3,646,977
Net increase (decrease) in net assets resulting from operations	$ 3,646,977

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended September 30,
Increase (Decrease) in Net Assets	2002	2001
Operations: Net investment income	$ 3,646,977	$ 12,578,427
Net realized gain (loss) on investment transactions	-	2,477
Net increase (decrease) in net assets resulting from operations	3,646,977	12,580,904
Distributions to shareholders from: Net investment income	(3,408,875)	(12,598,044)
Fund share transactions: Proceeds from shares sold	1,694,497,739	2,461,828,509
Reinvestment of distributions	3,438,684	12,640,564
Cost of shares redeemed	(1,762,841,448)	(2,539,336,942)
Net increase (decrease) in net assets from Fund share transactions	(64,905,025)	(64,867,869)
Increase (decrease) in net assets	(64,666,923)	(64,885,009)
Net assets at beginning of period	512,542,678	577,427,687
Net assets at end of period (including undistributed net investment income of $221,609 at September 30, 2002)	$ 447,875,755	$ 512,542,678
Other Information
Shares outstanding at beginning of period	512,559,835	577,427,687
Shares sold	1,694,497,739	2,461,828,526
Shares issued to shareholders in reinvestment of distributions	3,438,684	12,640,564
Shares redeemed	(1,762,841,448)	(2,539,336,942)
Net increase (decrease) in Fund shares	(64,905,025)	(64,867,852)
Shares outstanding at end of period	447,654,810	512,559,835

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended September 30,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.007	.02	.03	.02	.03
Less distributions from net investment income	(.007)	(.02)	(.03)	(.02)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.67	2.24	2.76	2.15	2.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	448	513	577	402	165
Ratio of expenses before expense reductions (%)	.73	.79[a]	.72	.75	.74
Ratio of expenses after expense reductions (%)	.73	.76[a]	.72	.75	.74
Ratio of net investment income (loss) (%)	.72	2.23	2.75	2.14	2.66

a The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .76% and .75%, respectively.

Notes to Financial Statements

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal tax provision was required.

At September 30, 2002, the Fund had a net tax basis capital loss carryforward of approximately $1,630 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2003, the expiration date, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At September 30, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed tax-exempt income	$ 262,237
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (1,630)
Net unrealized appreciation (depreciation) on investments	$ -

In addition, during the year ended September 30, 2002 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Distributions from tax-exempt income	$ 3,408,875

For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

On April 5, 2002, 100% of Zurich Scudder Investments, Inc. ("ZSI") was acquired by Deutsche Bank AG with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). Effective April 5, 2002, the investment management agreement with ZSI was terminated and DeIM became the investment advisor for the Fund. The management fee rate paid by the Fund under the new Investment Management Agreement (the "Management Agreement") is the same as the previous investment management agreement.

Management Agreement. Under the Management Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Fund's average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended September 30, 2002, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.22% of the Fund's average daily net assets.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended September 30, 2002, the amount charged to the Fund by SISC aggregated $703,309, of which $313,535 is unpaid at September 30, 2002.

Distribution Service Agreement. Under the Distribution Services Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.33% of average daily net assets of the Fund. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of the Fund. For the year ended September 30, 2002, the Distribution Fee aggregated $1,671,185, of which $128,457 is unpaid at September 30, 2002.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended September 30, 2002, the Fund's custodian and transfer agent fees were reduced by $2,173 and $108, respectively, under these arrangements.

4. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Subsequent Event

On October 7, 2002, accounts held through a single broker dealer redeemed out of the Fund. The redemption was primarily paid "in-kind" and represented 90% of the Fund's net assets.

Report of Ernst & Young LLP, Independent Auditors

To the Trustees and Shareholders of
Tax-Exempt California Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Tax-Exempt California Money Market Fund (the "Fund"), as of September 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt California Money Market Fund at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
November 1, 2002

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended September 30, 2002, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of September 30, 2002. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606.

Non-Interested Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
John W. Ballantine (56) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); formerly, Executive Vice President and Head of International Banking (1995-1996); Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems)	83
Lewis A. Burnham (69) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation	83
Donald L. Dunaway (65) Trustee, 1980-present	Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer)	83
James R. Edgar (56) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs; formerly, Governor, State of Illinois; Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform of Churchill Downs, Inc.)	83
Paul K. Freeman (52) Trustee, 2002-present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly Project Leader, International Institute for Applied Systems Analysis (1998-2001); formerly, Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	83
Robert B. Hoffman (65) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President and Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals)	83
Shirley D. Peterson (60) Trustee, 1995-present	Retired; formerly, President, Hood College; formerly, Partner, Steptoe & Johnson (law firm); formerly, Commissioner, Internal Revenue Service; formerly, Assistant Attorney General (Tax), U.S. Department of Justice; Directorships: Bethlehem Steel Corp.	83
Fred B. Renwick (72) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business; Directorships: The Wartburg Foundation; The Investment Fund for Foundations; Chairman, Finance Committee of Morehouse College Board of Trustees; American Bible Society Investment Committee; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; formerly, member of the Investment Committee of Atlanta University Board of Trustees	83
William P. Sommers (69) Trustee, 1979-present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); formerly, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm); Directorships: PSI Inc. (engineering and testing firm); Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena)	83
John G. Weithers (69) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; formerly, Records Management Systems	83

Interested Trustees[2] and Officers
Name, Age, Position(s) Held with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[1,3] (57) Chairman, Trustee and Vice President, 2002-present	Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); President, DB Hedge Strategies Fund LLC (June 2002 to present), Montgomery Street Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment company; 4 funds overseen) (1992-1999).
203
William F. Glavin, Jr.[1] (44) Trustee and President, 2001-present	Managing Director of Deutsche Asset Management; Trustee, Crossroads for Kids, Inc. (serves at-risk children)	83
Steven H. Boyd (31) Vice President, 2002-present	Vice President of Deutsche Asset Management (1998 to present); prior thereto, analyst for Union Bank of Switzerland and municipal research analyst for ABN AMRO Securities	n/a
Philip J. Collora (56) Vice President and Assistant Secretary, 1986-present	Senior Vice President of Deutsche Asset Management	n/a
Daniel O. Hirsch[3] (48) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Kenneth Murphy[4] (38) Vice President, 2002-present	Vice President of Deutsche Asset Management (2001-present); formerly, Director, John Hancock Signature Services (1992-2001); Senior Manager, Prudential Mutual Fund Services (1987-1992)	n/a
Gary R. Pollack (49) Vice President, 2002-present	Director of Deutsche Asset Management	n/a
Gary L. French[4] (51) Treasurer, 2002-present	Managing Director of Deutsche Asset Management (2001-present); formerly, President of UAM Fund Services, Inc.	n/a
John R. Hebble[4] (44) Assistant Treasurer, 1998-present	Senior Vice President of Deutsche Asset Management	n/a
Brenda Lyons[4] (40) Assistant Treasurer, 1998-present	Senior Vice President of Deutsche Asset Management	n/a
Charles A. Rizzo[4] (45) Assistant Treasurer, 2002-present	Senior Vice President of Deutsche Asset Management	n/a
John Millette[4] (40) Secretary, 2001-present	Vice President of Deutsche Asset Management	n/a
Caroline Pearson[4] (40) Assistant Secretary, 1998-present	Managing Director of Deutsche Asset Management (1997-present); formerly, Associate, Dechert (law firm) (1989-1997)	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland
4 Address: Two International Place, Boston, Massachusetts

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a Tax-Exempt California Money Market Fund prospectus.